Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share-based compensation
Summary of capital reserve related to stock options and restricted stock awards

	Six Months Ended
	December 31,
(in € thousands)	2024	2025
Classified within capital reserve (beginning of period)	175,591	188,031
Expense related to:	9,576	7,004
Share Options (Alignment Grant)	3,787	—
Share Options (LTI)	1,805	2,200
Restricted Share Units (Supervisory Board Members Plan)	181	210
Restricted Share Units (LTI)	3,803	4,594
Classified within capital reserve (end of period)	185,167	195,035

Alignment Award
Share-based compensation
Summary of number and weighted-average exercise prices of share options

	Alignment Award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	6,063,090	8.57
forfeited	(21,165)	11.58
granted	—	N/A
December 31, 2024	6,041,925	8.56

June 30, 2025	4,653,477	9.09
exercised	(35,634)	6.84
forfeited	—	N/A
granted	—	N/A
December 31, 2025	4,617,843	9.11

Supervisory Board Award (Restricted Shares)
Share-based compensation
Summary of main features of share-based compensation arrangement

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units	Restricted Shares / Restricted Share Units
Date of grant	November 12, 2024	December 17, 2025
Number granted	85,502	94,006
Vesting conditions	The restricted share units vested in full on November 12, 2025	The restricted share units will vest in full on December 17, 2026.

Long-Term Incentive Plan
Share-based compensation
Summary of main features of share-based compensation arrangement

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2024	Oct. 1, 2024	July 1, 2025	September 1, 2025	October 1, 2025
Grant date	July 1, 2024	Oct. 1, 2024	July 1, 2025	September 1, 2025	October 1, 2025
Number granted	1,252,241	102,740	1,313,946	3,449	3,730
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested in full on July 1, 2025.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Will vest in full on July 1, 2026.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2024	July 1, 2025	July 1, 2025
Grant date	July 1, 2024	July 1, 2025	October 1, 2025
Number granted	3,277,477	2,087,724	6,465
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2024	July 1, 2025	July 1, 2025
Grant date	July 1, 2024	July 1, 2025	October 1, 2025
Number granted	1,043,193	1,106,332	3,178
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	July 1, 2024		July 1, 2025		October 1, 2025
Weighted average fair value	$1.82		$2.82		$2.84
Exercise price	$5.07		$7.89		$7.97
Weighted average share price	$5.07		$7.89		$7.97
Expected volatility	64.47%		65.43%		64.69%
Expected life	1.97	years	1.97	years	1.97	years
Risk free rate	2.88%		1.82%		1.97%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	3,309,066	4.00
forfeited	(6,508)	4.00
granted	3,277,477	5.07
December 31, 2024	6,580,035	4.53

June 30, 2025	6,378,249	4.55
exercised	(833,284)	4.08
forfeited	(56,280)	7.52
granted	2,094,189	7.88
December 31, 2025	7,582,874	5.49